Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and include the accounts of the Company.

Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. These condensed financial statements and accompanying notes should be read in conjunction with the audited financial statements and accompanying notes for the years ended December 31, 2025 and 2024. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The interim results for the periods presented are not necessarily indicative of the results to be expected for the year ended December 31, 2026, or for any future periods.

Basis of presentation

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and include the accounts of the Company.

Use of estimates

Use of estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and expenses, as well as related disclosure of contingent assets and liabilities. The Company bases its estimates on historical experience and on assumptions that the Company believes are reasonable; however, actual results could significantly differ from those estimates. The Company evaluates these estimates on an ongoing basis.

Estimates, judgments, and assumptions in these financial statements include, but are not limited to, those related to the determination of the recognition, measurement, and valuation of current and deferred income taxes; the useful lives and impairment assessment of long-lived assets; the fair value of convertible notes; allowance for credit losses; the fair value of customer reward liability derivative instruments; and loss contingency identification and valuation, including assessing the likelihood of adverse outcomes from positions, claims, and disputes, recoveries of losses recorded, and associated timing.

Use of estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and expenses, as well as related disclosure of contingent assets and liabilities. The Company bases its estimates on historical experience and on assumptions that the Company believes are reasonable; however, actual results could significantly differ from those estimates. The Company evaluates these estimates on an ongoing basis.

Estimates, judgments, and assumptions in these financial statements include, but are not limited to, those related to the determination of the recognition, measurement, and valuation of current and deferred income taxes; the fair value of performance stock-based awards issued; the useful lives and impairment assessment of long-lived assets; allowance for credit losses; the fair value of customer reward liability derivative instruments; the fair value of Simple Agreements for Future Equity (“SAFEs”); the fair value of the convertible note and warrants issued; and loss contingency identification and valuation, including assessing the likelihood of adverse outcomes from positions, claims, and disputes, recoveries of losses recorded, and associated timing.

Segment information

Segment information

Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the Chief Operating Decision Maker (“CODM”), who is our Chief Executive Officer, in deciding how to allocate resources and assessing performance. During the six months ended June 30, 2026 and 2025, all operations were within the United States. The CODM allocates resources and assesses performance based upon financial information at the entity-wide level. Since the CODM makes operating decisions and allocates resources on an entity-wide basis, Fold operates as one operating segment and one reportable segment.

The primary financial measure used by the CODM to evaluate performance is operating income (loss) as shown on the statements of operations. Segment expenses and other segment items are provided to the CODM on the same basis as disclosed in the statements of operations.

The CODM does not evaluate performance or allocate resources based on segment assets, and therefore such information is not presented in the notes to the financial statements.

Segment information

We have one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), who is our Chief Executive Officer, in deciding how to allocate resources and assessing performance. During the years ended December 31, 2025 and 2024, all operations were within the United States. The CODM allocates resources and assesses performance based upon financial information at the entity-wide level. Since the CODM makes operating decisions and allocates resources on an entity-wide basis, Fold operates as one operating segment and one reportable segment.

The primary financial measure used by the CODM to evaluate performance is operating income (loss) as shown on the statements of operations. Segment expenses and other segment items are provided to the CODM on the same basis as disclosed in the statements of operations.

The CODM does not evaluate performance or allocate resources based on segment assets, and therefore such information is not presented in the notes to the financial statements.

Fair value measurements

Fair value measurements

We account for our financial assets and liabilities that are recognized and/or disclosed at fair value on a recurring basis in accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market in which we would transact, and we consider assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable and proscribes the following fair value hierarchy in determining fair values:

•        Level 1 — Quoted prices for identical assets or liabilities in active markets.

•        Level 2 — Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in active markets for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data such as interest rates or yield curves.

•        Level 3 — Unobservable inputs reflecting our view about the assumptions that market participants would use in measuring the fair value of the assets or liabilities.

Cash and cash equivalents

Cash and cash equivalents

The Company consider all short-term, highly liquid investments with maturities from the purchase date of three months or less to be cash equivalents. Cash and cash equivalents were $7.7 million and $ 18.3 million as of December 31, 2025 and December 31, 2024, respectively.

Accounts receivable, net of current expected credit losses

Accounts receivable, net of current expected credit losses

Accounts receivable consist of balances due from customers and are reported net of allowance for credit loss, which represents their estimated fair value. These receivables are generally trade receivables due in one year or less or expected to be billed and collected in one year. The Company estimates credit losses on trade receivables in accordance with ASC 326, Financial Instruments — Credit Losses. The Company recognizes allowance for credit losses on a collective (pool) basis when similar characteristics exist. The estimate for the allowance for credit losses is based on a historical loss rate for each pool. Management considers qualitative factors such as changes in economic factors, regulatory matters, and industry trends to determine if the allowance needs to be adjusted. Our average collection cycle is less than thirty days, and we have no history of material credit losses. Provisions for allowances for credit losses will be recorded in other selling, general and administrative expenses. We did not record an allowance for expected credit losses as of December 31, 2025 or December 31, 2024.

Concentration of credit risk

Concentration of credit risk

We did not have any counterparties with transactions or balances comprising more than 10% of revenues or accounts receivable, net as of and for the years ended December 31, 2025 or December 31, 2024.

The Company’s cash and cash equivalents, digital assets held, and accounts receivable are potentially subject to concentration of credit risk. The Company invests cash and cash equivalents primarily in highly liquid, highly rated money-market instruments which are not fully insured. The Company may also have corporate deposit balances with financial institutions which exceed the Federal Deposit Insurance Corporation insurance limit of $250,000. The Company has not experienced losses on these accounts and does not believe it is exposed to any significant credit risk with respect to these accounts. The Company also holds all digital assets at a qualified custodian or via secure multi-signature cold storage vaults and performs a regular assessment of these venues as part of its risk management process.

Inventories

Inventories

Our inventories consist of prepaid merchant offers for sale to our customers and physical debit cards to ship to consumers that participate in our debit card product. Inventory is stated at the lower of cost on a first-in, first-out basis or net realizable value. Inventory that is obsolete or in excess of forecasted usage is written down to its net realizable value based on the estimated selling prices in the ordinary course of business. Control of the Company’s inventory is generally transferred to customers within a short period of time from purchase, and therefore the Company has not recognized inventory obsolescence expense during the years ended December 31, 2025 or December 31, 2024.

Digital assets

Digital assets

The Company holds digital assets, comprised solely of bitcoin, for two purposes:

(1)    to fulfill rewards to customers in accordance with the terms and conditions of Fold’s user agreements (“Rewards Treasury”); and

(2)    as a treasury asset to support our operating business with the intention to hold as a near- to long-term investment to preserve potential upside in the value of that bitcoin (“Investment Treasury”).

The Company accounts for digital assets as indefinite-lived intangible assets in accordance with ASC 350-60, Intangibles — Goodwill and Other — Crypto Assets. Under this guidance, digital assets are initially measured at cost and subsequently remeasured at fair value, with gains or losses on remeasurement included in gain (loss) within the accompanying statements of operations. Fair value is measured using the quoted price of bitcoin per the principal market for the related digital assets at the time fair value is being measured.

The Company has determined that the gains or losses on digital assets held for the purposes of satisfying its customer rewards are related to its core operations, and therefore classifies gains and losses on the remeasurement of bitcoin held for that purpose as operating income or expense in its statements of operations. The Company has separately determined that gains or losses on digital assets held as a long-term investment are not related to its core operations, and therefore classifies all gains and losses on the remeasurement of these digital assets as a non-operating income or expense in its financial statements.

The Company assigns costs to digital assets on a first-in, first-out basis. Digital assets are classified as current in the Company’s accompanying balance sheets to the extent they are being held to fulfill customer reward redemptions as that is the amount that we reasonably expect to liquidate within a one-year period. The excess of our digital assets held over the customer reward liability is classified as a long-term asset held for investment.

Safeguarding customer digital assets and liabilities

Safeguarding customer digital assets and liabilities

We provide custody services on behalf of our customers through an unrelated third-party service provider, which is a qualified custodian. We do not own digital assets held in a custodial capacity on behalf of our customers. We maintain internal record keeping of those assets and are obligated to safeguard the assets. We do not hold the cryptographic key information on behalf of our customers. The qualified custodian used by the Company holds our customer cryptographic key information.

The Company accounts for obligations to safeguard customer digital assets (such as bitcoin) in accordance with SAB 122, which rescinded SAB 121, by applying the recognition and measurement requirements for liabilities arising from contingencies in FASB Subtopic 450-20. The Company early adopted SAB 122 as of December 31, 2024. For further detail on our safeguarding customer digital assets and liabilities, refer to Note 16.

Capitalized software development costs, net

Capitalized software development costs, net

The Company capitalizes significant costs incurred in the acquisition or development of the internal software for use in the Company’s various service offerings. The Company incurs costs in developing software inclusive of direct external costs and internal payroll costs. Internal payroll costs typically include salaries and wages. Capitalized software costs are stated at cost net of accumulated amortization. Amortization is provided utilizing the straight-line method over the estimated useful life of the software, which is three years. Costs incurred in the preliminary and post-implementation phases of the Company’s internal use software are expensed as incurred. The Company also capitalizes intangible assets acquired in connection with asset acquisitions where the nature and useful life of the acquired assets are consistent with internally developed software costs.

Capitalized software development costs consisted of the following:

	June 30, 2026	December 31, 2025
Capitalized software, gross	$3,038,489	$2,314,121
Less: accumulated amortization	(1,052,238)	(920,369)
Capitalized software, net	$1,986,251	$1,393,752

The gross carrying amount of internally developed software costs that had been capitalized but not placed into service is as follows:

	June 30, 2026	December 31, 2025
Capitalized software not placed into service	$544,770	$594,096

The Company recorded amortization expense on capitalized software development costs placed into service in the amount of $0.2 million and $0.1 million during the three months ended June 30, 2026 and 2025, respectively, and $0.3 million and $0.2 million during the six months ended June 30, 2026 and 2025, respectively. During the three months ended March 31, 2026, the Company recorded a nominal amount of amortization expense related to the write-off and abandonment of projects, which is included within the six-month amortization expense noted above. There were no comparable write-offs during the six months ended June 30, 2025.

Capitalized software development costs, net

The Company capitalizes significant costs incurred in the acquisition or development of the internal software for use in the Company’s various service offerings. The Company incurs costs in developing software inclusive of direct external costs and internal payroll costs. Internal payroll costs typically include salaries and wages. Capitalized software costs are stated at cost net of accumulated amortization. Amortization is provided utilizing the straight-line method over the estimated useful life of the software, which is three years. Costs incurred in the preliminary and post-implementation phases of the Company’s internal use software are expensed as incurred.

Capitalized software development costs consisted of the following:

	December 31, 2025	December 31, 2024
Capitalized software, gross	$2,314,121	$1,486,228
Less: accumulated amortization	(920,369)	(486,163)
Capitalized software, net	$1,393,752	$1,000,065

The gross carrying amount of internally developed software costs that had been capitalized but not placed into service is as follows:

	December 31, 2025	December 31, 2024
Capitalized software not placed into service	$594,096	$348,058

The Company recorded amortization expense on capitalized software development costs placed into service in the amount of $0.6 million and $0.3 million during the year ended December 31, 2025 and 2024, respectively. Amortization expense during the year ended December 31, 2025, included $0.1 million of expense related to the write-off and abandonment of projects. Amortization expense during the year ended December 31, 2024 did not include any write-offs related to the abandonment of projects.

Impairment of long-lived assets

Impairment of long-lived assets

Management reviews capitalized software development costs for impairment in accordance with ASC 360, Property, Plant, and Equipment. In assessing our capitalized software development costs for impairment, we first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. In the qualitative assessment, we may consider factors such as economic conditions, industry and market conditions and developments, overall financial performance and other relevant entity-specific events in determining whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Should we conclude that it is more likely than not that the recorded long-lived asset amounts have been impaired, we would perform the impairment test. An impairment loss is recognized in earnings if the estimated fair value of a capitalized software development costs is less than the carrying amount of that asset. Significant judgment is applied when capitalized software development cost assets are assessed for impairment.

There were no factors identified that triggered an impairment review for the years ended December 31, 2025 and December 31, 2024.

Deferred transaction costs asset

Deferred transaction costs asset

The Company capitalized certain legal, professional accounting, and other third-party fees that are directly associated with the Merger as deferred transaction costs until the transaction is consummated. After consummation of the Merger, these costs are recorded as a reduction of the proceeds from the transaction in stockholders’ equity as a reduction of additional paid-in capital.

Customer rewards liability

Customer rewards liability

The Company offers certain rewards to its users through the Fold Rewards Program. This program allows the Company’s users to earn promotional credits denominated in bitcoin by engaging in various actions, either by engaging in qualifying spend transactions (the “Revenue Rewards”) or performing certain actions designated by the Company as primarily for marketing, growth, and retention purposes (the “Marketing Rewards”). Revenue Rewards are defined as those that are earned in direct relation to a qualifying spend transaction such as spending on the Fold Debit Card or the Fold Credit Card, purchasing bitcoin, purchasing merchant offers, etc. Marketing Rewards are defined as those that are earned for behaviors unrelated to qualifying spend transactions such as sign-up bonuses, referral bonuses, spinning the daily spin wheel, etc. For accounting purposes, any reward that derives from a transaction where Fold receives revenue constitutes a Revenue Reward, whereas all other rewards constitute Marketing Rewards.

Revenue Rewards are considered earned at the time of the qualifying spend transaction. Revenue Rewards are immediately available for redemption by the user, except for those related to Fold Debit Card and Fold Credit Card transactions which cannot be redeemed until after a 30-day settlement period. Marketing Rewards are earned and available immediately upon the performance of a qualifying action by the user. To redeem available rewards, a user may request a withdrawal to a personal bitcoin wallet.

The Company accrues both Revenue Rewards and Marketing Rewards (collectively, the “Rewards”) within ‘Customer rewards liability’ in our accompanying balance sheets at the time the Reward is earned, with the corresponding impact on our statements of operations dependent on the type of Reward. Revenue Rewards are recorded as a reduction in the transaction price of the related revenue earned. Marketing Rewards are recorded as a marketing expense within operating expenses. The liability is initially recorded at the fair value of the bitcoin earned upon the action by the user and subsequently marked to fair value until redeemed or reversed, with gains and losses on this liability recorded within gain (loss) on customer rewards liability in our accompanying statements of operations. The liability is derecognized when the Reward is redeemed by the user and delivered to the user’s bitcoin wallet.

Per the terms and conditions of the Fold Rewards Program, Rewards are subject to adjustment for chargebacks, returns, refunds, or other circumstances. In addition, Rewards are subject to expiry if users fail to maintain an active account for more than twelve consecutive months. The Company estimates the amount of Rewards that will expire based on historical data, current user trends, and other factors and records those estimated amounts in the period those Rewards were earned. These accruals are accounted for as an adjustment to the transaction price of the original revenue transaction if the expiration relates to Revenue Rewards, or as contra-expense within marketing expense if the expiration relates to Marketing Rewards.

Customer rewards liability

The Company offers certain rewards to its users through the Fold Rewards Program. This program allows the Company’s users to earn promotional credits denominated in bitcoin by engaging in various actions, either by engaging in qualifying spend transactions (the “Revenue Rewards”) or performing certain actions designated by the Company as primarily for marketing, growth, and retention purposes (the “Marketing Rewards”). Revenue Rewards are defined as those that are earned in direct relation to a qualifying spend transaction such as spending on the Fold Debit Card, purchasing bitcoin, purchasing merchant offers, etc. Marketing Rewards are defined as those that are earned for behaviors unrelated to qualifying spend transactions such as sign-up bonuses, referral bonuses, spinning the daily spin wheel, etc. For accounting purposes, any reward that derives from a transaction where Fold receives revenue constitutes a Revenue Reward, whereas all other rewards constitute Marketing Rewards.

Revenue Rewards are considered “earned” at the time of the qualifying spend transaction. Revenue Rewards are immediately available for redemption by the user, except for those related to Fold Debit Card transactions which cannot be redeemed until after a 30-day settlement period. Marketing Rewards are earned and available for redemption immediately upon the performance of a qualifying action by the user. To redeem available rewards, a user may request a withdrawal to a personal bitcoin wallet. Withdrawals can be made either to an external bitcoin wallet or to a user’s bitcoin wallet at the qualified custodians used by Fold.

The Company accrues both Revenue Rewards and Marketing Rewards, (collectively, the “Rewards”) within ‘Customer rewards liability’ in our accompanying balance sheets at the time the Reward is earned, with the corresponding impact on our statements of operations dependent on the type of Reward. Revenue Rewards are recorded as a reduction in the transaction price of the related revenue earned — see Revenue recognition below. Marketing Rewards are recorded as a marketing expense within operating expenses. The liability is initially recorded at the fair value of the bitcoin earned upon the action by the user and subsequently marked to fair value until redeemed or reversed, with gains and losses on this liability recorded within ‘Gain (loss) on customer rewards liability’ in our accompanying statements of operations. The liability is derecognized when the Reward is redeemed by the user and delivered to the user’s bitcoin wallet.

Per the terms and conditions of the Fold Rewards Program, Rewards are subject to adjustment for chargebacks, returns, refunds, or other circumstances. In addition, Rewards are subject to expiry if users fail to maintain an active account for more than twelve consecutive months. The Company estimates the amount of Rewards that will expire based on historical data, current user trends, and other factors and records those estimated amounts in the period those Rewards were earned. These accruals are accounted for as an adjustment to the transaction price of the original revenue transaction if the expiration relates to Revenue Rewards, or as contra-expense within marketing expense if the expiration relates to Marketing Rewards.

Derivatives

Derivatives

As our customer rewards liability results in an obligation to deliver a fixed amount of digital assets in the future, the Company has determined that it meets the definition of a derivative and marked it to fair value as discussed above. The Company has not designated this derivative instrument as a hedging instrument. As of June 30, 2026 and December 31, 2025, the notional amount of the customer rewards liability outstanding was 77 and 79 bitcoin, respectively, and the derivative instrument was valued at $4.5 million and $6.9 million, respectively, within ‘Customer rewards liability’ on our accompanying balance sheets. The Company recorded a gain of $0.7 million and a loss of $2.1 million during the three months ended June 30, 2026 and 2025, respectively, and a gain of $2.3 million and a loss of $1.0 million during the six months ended June 30, 2026 and 2025, respectively. For more detail on the fair value measurement of this derivative instrument, refer to Note 14.

Derivatives

As our customer rewards liability results in an obligation to deliver a fixed amount of digital assets in the future, the Company has determined that it meets the definition of a derivative and marked it to fair value as discussed above. The Company has not designated this derivative instrument as a hedging instrument. As of December 31, 2025 and December 31, 2024, the notional amount of the customer rewards liability outstanding was 79 and 92 bitcoin, respectively, and the derivative instrument was valued at $6.9 million and $8.6 million, respectively, within ‘Customer rewards liability’ on our accompanying balance sheets. The Company recorded a gain of $0.8 million and a loss of $5.2 million during the years ended December 31, 2025 and 2024, respectively. For more detail on the fair value measurement of this derivative instrument, refer to Note 15.

Preferred stock

Preferred stock

The Company’s preferred shares are assessed at issuance for classification as liability or equity and embedded features requiring bifurcation. The Company presents outside of permanent equity any preferred stock which (i) the Company undertakes to redeem at a fixed or determinable price on the fixed or determinable date or dates, whether by operation of a sinking fund or otherwise; (ii) is redeemable at the option of the holders; or (iii) has conditions for redemption that are not solely within the control of the issuer and for which all of the holders of equally and more subordinated equity instruments of the Company would not always be entitled to also receive the same form of consideration (for example, cash or shares) upon the occurrence of the event that gives rise to the redemption.

On February 14, 2025, upon finalization of the Merger Agreement with FTAC Emerald, all preferred stock held by the Company converted into common shares. Refer to Note 3 for further details.

Simple Agreements for Future Equity (“SAFEs”)

Simple Agreements for Future Equity (“SAFEs”)

The Company issued certain SAFEs that granted investors rights to participate in a future equity financing. These SAFE notes were agreements that provided investors with rights to acquire certain shares upon execution of an Equity Financing or Liquidity Event. An Equity Financing was defined within these agreements as a bona fide transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company issues and sells Preferred Stock at a fixed valuation, including but not limited to, a pre-money or post-money valuation. A Liquidity Event was defined within these agreements as Change of Control, a Direct Listing or an Initial Public Offering. The number of shares deliverable upon an Equity Financing or Liquidity Event was determined based on the specific terms of the SAFE notes. The Company assessed that the Closing of the Merger constituted a Liquidity Event for the purposes of the SAFEs.

The Company’s SAFEs are recorded as a liability in the accompanying balance sheets and the Company recorded subsequent remeasurements in “Changes in fair value of SAFEs” in the statements of operations. In determining that these SAFE notes represent a liability, the Company’s accounting analysis considered the guidance in ASC 480 to distinguish liabilities from equity.

The SAFE notes were not a legal form share or a legal form debt instrument, as they did not have a stated maturity, stated coupon rate, or typical creditor rights, but were instead contracts that required Fold to settle the instrument by issuing a variable number of its equity shares. Although the number of shares would be variable, the Investor would receive a fixed monetary value equal to the fixed contract price. Because at inception the final settlement amount that Fold was obligated to deliver represents a fixed monetary amount (regardless of the share price determined at delivery), the Company determined that these SAFEs should be classified as liabilities pursuant to ASC 480-10-25-14(a).

Issuance costs related to the SAFEs were expensed in the period incurred. Refer to Note 9 for further information on the Company’s issued SAFEs as of December 31, 2025 and December 31, 2024.

On February 14, 2025, upon finalization of the Merger Agreement with FTAC Emerald, all SAFE notes held by the Company converted into common shares. Refer to Note 3 for further details.

Convertible note, net and warrants

Convertible note, net and warrants

In December 2024, the Company entered into a Securities Purchase Agreement (the “December 2024 SPA”) with an institutional investor for the sale of a Senior Secured Convertible Note (the “December 2024 Initial Investor Note”) which is convertible into shares of the Company’s Common Stock. The Company has accounted for the December 2024 Initial Investor Note and related warrants using the relative fair value allocation method on the date of issuance. On June 16, 2025, the Company entered into a Waiver, Amendment and Joinder Agreement with its subsidiary, Fold, Inc., a Delaware corporation (“Subsidiary”), and the investor to amend the December 2024 SPA. This amendment resulted in the Company extinguishing the December 2024 Initial Investor Note and reissuing an amended note (the “June 2025 Amended Investor Note”). The Company has accounted for the June 2025 Amended Investor Note at fair value on the date of extinguishment of the December 2024 Initial Investor Note and issuance of the June 2025 Amended Investor Note. Refer to Note 10 for further information.

The December 2024 Initial Investor Note and June 2025 Amended Investor Note contained a host liability, freestanding warrants, and an embedded conversion feature. The Company uses the guidance under FASB ASC Topic 815 Derivatives and Hedging (“ASC 815”) to determine if the embedded conversion feature must be bifurcated and separately accounted for as a derivative under ASC 815. It also determines whether any embedded conversion features requiring bifurcation and/or freestanding warrants qualify for any scope exceptions contained within ASC 815. Generally, contracts issued or held by a reporting entity that are both (i) indexed to its own stock, and (ii) classified in shareholders equity, would not be considered a derivative for the purposes of applying ASC 815. Any embedded conversion features and/or freestanding warrants that do not meet the scope exception noted above are classified as derivative liabilities, initially measured at fair value, and remeasured at fair value each reporting period with change in fair value recognized in the statements of operations. Any embedded conversion features and/or freestanding warrants that meet the scope exception under ASC 815 are initially recorded at their relative fair value in paid-in-capital and are not remeasured at fair value in future periods.

In March 2025, the Company entered into a Securities Purchase Agreement (the “March 2025 SPA”) with a related party for the sale of a Convertible Note (“March 2025 Investor Note”) which was convertible into shares of the Company’s Common Stock upon certain triggering events or fully repayable in 500 bitcoin if no triggering events are met. The Company elected to account for the March 2025 Investor Note at the “fair value option” (“FVO”) election of ASC 825, Financial Instruments (“ASC 825”) on the date of issuance. The Company elected to use the FVO election as the debt host contained several embedded features which would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815. Notwithstanding, ASC 825-10-15-4 provides for the FVO election, to the extent not otherwise prohibited by ASC 825-10-15-5, to be afforded to financial instruments, wherein bifurcation of an embedded derivative is not necessary, and the financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.

The estimated fair value adjustment, as required by ASC 825-10-45-5, is recognized as a component of other comprehensive income (“OCI”) with respect to the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk, with the remaining amount of the fair value adjustment recognized as other income (expense) in the accompanying statements of operations. With respect to the above notes, as provided for by ASC 825-10-50-30(b), the estimated fair value adjustment is presented in a respective single line item within other income (expense) in the accompanying statements of operations, since the change in fair value of the March 2025 Investor Note was not attributable to instrument-specific credit risk. Refer to Note 10 for further information.

Exchange or Modification of Debt

Exchange or Modification of Debt

We consider modifications or exchanges of debt as extinguishments in accordance with Accounting Standards Codification (“ASC”) No. 470, Debt, with gains or losses recognized in current earnings if the terms of the new debt and original instrument are substantially different. If the original and new debt instruments are substantially different, the original debt is derecognized and the new debt is initially recorded at fair value. When freestanding instruments, such as equity-classified shares or bifurcated derivative liabilities, are issued in connection with the new debt, the total proceeds are allocated among the instruments using a combination of the with-and-without method and the relative fair value method. Under this approach, proceeds equal to the fair value of any instruments required to be measured at fair value on a recurring basis, such as bifurcated derivative liabilities accounted for under ASC 815, are first allocated to those instruments using the with-and-without method. The remaining proceeds are then allocated among any remaining freestanding instruments, such as equity-classified shares, using the relative fair value method, with the debt host recorded at its allocated amount.

The difference between the carrying amount of the extinguished debt and the consideration transferred is recognized as an extinguishment gain or loss. Under an exchange or modification accounted for as a debt extinguishment, fees paid to the lender are included in the gain or loss on extinguishment of debt. Costs incurred with third parties, such as legal fees, directly related to the exchange or modification are capitalized as deferred financing costs and amortized over the initial term of the new debt. Previously deferred fees and costs for existing debt are included in the calculation of gain or loss on extinguishment.

Under an exchange or modification not accounted for as a debt extinguishment, fees paid to the lenders are reflected as additional debt discount and amortized as non-cash interest expense over the remaining initial term of the exchanged or modified debt. Costs incurred with third parties, such as legal fees, directly related to the exchange or modification, are expensed as incurred, and previously deferred fees and costs are amortized as non-cash interest expense over the remaining initial term of the exchanged or modified debt.

Certain debt instruments may be designated at fair value under the fair value option election in accordance with ASC 825-10, with changes in fair value recognized in earnings each period. Upon extinguishment of a debt instrument carried at fair value, the carrying value equals its fair value on the reacquisition date. Any cumulative changes in fair value attributable to instrument-specific credit risk previously recognized in accumulated other comprehensive income are reclassified to earnings upon extinguishment, while changes attributable to other factors are recognized directly in net income as they occur.

Exchange or Modification of Debt

We consider modifications or exchanges of debt as extinguishments in accordance with Accounting Standards Codification (“ASC”) No. 470, Debt, with gains or losses recognized in current earnings if the terms of the new debt and original instrument are substantially different. If the original and new debt instruments are substantially different, the original debt is derecognized and the new debt is initially recorded at fair value, with the difference recognized as an extinguishment gain or loss. Under an exchange or modification accounted for as a debt extinguishment, fees paid to the lenders are included in the gain or loss on extinguishment of debt. Costs incurred with third parties, such as legal fees, directly related to the exchange or modification are capitalized as deferred financing costs and amortized over the initial term of the new debt. Previously deferred fees and costs for existing debt are included in the calculation of gain or loss. Under an exchange or modification not accounted for as a debt extinguishment, fees paid to the lenders are reflected as additional debt discount and amortized as non-cash interest expense over the remaining initial term of the exchanged or modified debt. Furthermore, costs incurred with third parties, such as legal fees, directly related to the exchange or modification, are expensed as incurred. Additionally, previously deferred fees and costs are amortized as non-cash interest expense over the remaining initial term of the exchanged or modified debt.

Revenue recognition

Revenue recognition

The Company recognizes revenue from contracts with customers in accordance with the guidance in ASC 606, which involves the following steps:

•        Identification of the contract, or contracts, with the customer;

•        Identification of the performance obligations of the contract;

•        Determination of the transaction price;

•        Allocation of the transaction price to the performance obligations in the contract; and

•        Recognition of the revenue when, or as, the Company satisfies a performance obligation.

The Company’s primary revenue streams and related performance obligations are described below. See Note 3 for further details and disaggregation of amounts.

Banking and payments — subscriptions

Fold offers a premium membership tier of our platform called “Fold+”, which requires an annual or monthly prepayment depending on the customer’s payment frequency selection. Our performance obligation for these revenues is the maintenance of a mobile application and financial payments platform for end users that are Fold+ subscribers. The Company satisfies its performance obligation and recognizes revenue for subscriptions ratably over the period of the subscription.

Banking and payments — debit card program

Qualified Fold customers may sign up for the Fold Debit Card, which is a prepaid Visa debit card issued by Sutton Bank (“Sutton”). Through the Debit Card Program, Fold earns transaction-based revenues and various fee-based revenues. Fold earns a share of the total interchange fees charged on each debit card transaction. Interchange fees are set by Visa, dependent on the merchant and payment type, and charged as a percentage of the total sale. The Company has determined that the customer in these transactions is the end user of the Fold application that has accepted our terms and conditions and accepted the terms of our Cardholder Agreement.

Additionally, certain fees are charged to our cardholders depending on their membership tier or the nature of the transaction. These fees primarily include instant deposit and withdrawal fees, international transaction fees, and ATM fees. These fees are stated as either a percentage of each transaction or as a fixed dollar amount depending on the nature of the transaction.

The Company’s performance obligation for these revenues is the maintenance of a mobile application and financial payments platform consisting of a series of distinct elements that are substantially the same and have the same pattern of transfer over time. Although the issuance of a debit card, the processing of the funds flows of a transaction, and the collection of related fees are separate actions within the overall service offering, the combined service offering is greater than the sum of those component goods and services.

Under ASC 606-10-25-15, the processing of each transaction within this offering is a series of distinct goods or services provided over time that are substantially the same and have the same pattern of transfer to the customer. The Company’s promise to its customers is to act as the principal to perform an unknown or unspecified quantity of tasks, and the consideration received is contingent upon the customers’ use (i.e., volume of transactions processed); as such, the total transaction price is variable. However, the Company does not estimate variable consideration in these circumstances, as the transaction price is known, distinct, and complete at the time of transaction. In addition, the Company applies the right to invoice practical expedient to its debit card program revenues as each performance obligation is recognized over time and the amounts invoiced are reflective of the value transferred to the customer. This transaction price is reduced by the fair value of Revenue Rewards earned, as the Company has identified that Revenue Rewards represent non-revenue elements to be excluded from the transaction price. The Revenue Rewards meet the definition of an embedded derivative requiring bifurcation and measurement subject to the scope of Topics outside of ASC 606.

Banking and payments — Visa incentive

Fold entered into a US Participation Agreement (the “Visa Agreement”) with Visa U.S.A. Inc. (“Visa”) effective January 1, 2022, in which Visa paid the Company a signing bonus (“Visa Bonus”) to be earned over a period of four years. The Visa Bonus is earned ratably in direct proportion to debit transaction volumes over time.

On April 24, 2025, the Company entered into an Amended and Restated US Participation Agreement with Visa (the “Amended Visa Agreement”), effective January 1, 2025. The Amended Visa Agreement reduced the debit transaction volume target and extended the term to achieve the Visa Bonus. In accordance with guidance under

ASC 606-10-25-10, Fold conducted an assessment and determined the Amended Visa Agreement qualified as a contract modification. Accordingly, the Company recognized revenue from the Visa Bonus on a cumulative catch-up basis ratably in direct proportion to the amended transaction volumes.

In addition, the Amended Visa Agreement includes a tiered transaction volume incentive (the “Tiered Incentive”), earned as a percentage of debit transaction volumes. The Company recognizes revenue from the Tiered Incentive consistent with the debit card program described above, as it represents an additional interchange fee incrementally earned on each debit transaction under ASC 606-10-25-15.

Banking and payments — merchant offers

Fold customers can earn rewards from various merchant offers, including third-party gift cards and card-linked merchant offers, on the Fold App. Fold purchases gift cards from wholesale vendors in advance of sale to our end customers. Fold pays the wholesale cost of each gift card and resells the gift card to the customer at face value. The Company’s performance obligation for these revenues is to transfer control of a gift card to the customer at a point in time for a fixed amount of consideration. The transaction price of each gift card purchased by a customer is directly allocable to this single performance obligation. The Company obtains control of gift cards from vendors prior to transferring to the customer and the customer does not transact directly with the gift card wholesalers. Fold offers this service in conjunction with the rest of the Fold App services and is the entity primarily responsible for providing the gift card to the user. The Company bears all charge back risk if the gift card does not meet customer specifications and has discretion in establishing the price for the specified good or service. The Company has therefore determined that it is the principal in these transactions and recognizes gross revenues for the sales price of the gift card to the customer and gross costs of sales for the cost of each gift card sold.

As our customers purchase gift cards on our platform, they may earn Revenue Rewards via promotional spins or flat rewards stated as a percentage of the gift card price. The transaction price under the merchant offers revenue stream is reduced by the fair value of the Revenue Rewards earned, as the Company has identified that Revenue Rewards represent non-revenue elements to be excluded from the transaction price. The Revenue Rewards meet the definition of an embedded derivative requiring bifurcation and measurement subject to the scope of Topics outside of ASC 606.

Custody and trading — Exchange

Fold partners with BitGo Trust Company, Inc. (“BitGo” or the “Exchange Provider”) to offer eligible customers the ability to buy, sell, store, and withdraw bitcoin through Fold’s “Bitcoin Wallet”. Fold earns revenue on exchange transactions via a combination of transaction fees and transaction spreads.

The Company’s performance obligation for Custody & Trading revenues is the maintenance of the Bitcoin Wallet feature of the Fold App. The processing of bitcoin transactions within the Bitcoin Wallet is a series of distinct services provided over time that are substantially the same and have the same pattern of transfer to the customer. The Company has determined that it is the agent for its Custody and Trading revenues as Fold does not control the services of the Exchange Provider — all Bitcoin Wallet transactions are performed via the Exchange Provider.

The Company’s promise to its customers is to act as the agent to perform an unknown or unspecified quantity of tasks and the consideration received is contingent upon the customers’ use; as such, the total transaction price is variable. In addition, the Company applies the right to invoice practical expedient to its Custody and Trading revenues as each performance obligation is recognized over time and the amounts invoiced are reflective of the value transferred to the customer.

The Company does not have full discretion in determining transaction spreads. The Company therefore recognizes transaction spread revenues net of any costs charged by the Exchange Provider to execute those transactions. The Company does have the discretion to determine transaction fees on Bitcoin Wallet transactions and considers those transaction fees to be analogous for revenue recognition purposes to the fees charged for the debit card program.

Revenues related to this revenue stream were not material for the years ended December 31, 2025 or December 31, 2024.

Custody and trading — Bitcoin Gift Cards

Fold offers the Fold Bitcoin Gift Card, which allows customers to purchase USD-denominated gift cards through the Fold App, online gift card distributors, and brick-and-mortar retail locations. Customers can redeem Fold Bitcoin Gift Cards for bitcoin through the Fold App.

The Company satisfies its performance obligation and records revenue when bitcoin is transferred to the customer’s bitcoin wallet via the Fold App. The Company has concluded that it is the principal in these transactions because it controls the bitcoin prior to delivery to customers, it is primarily responsible for the delivery of the bitcoin to its customers, it is exposed to risks arising from fluctuations of the market price of bitcoin prior to delivery to customers, and it has full discretion in setting prices charged to customers. The Company therefore recognizes (1) gross revenues for the sales price of the gift card to the customer, and (2) gross costs of sales for the associated cost of bitcoin used to fulfil each gift card sold.

Other revenues

Occasionally, Fold earns revenues from alternate sources, including Fold merchandise sales, sponsorship revenues, affiliate revenues, and other one-off revenue models. These revenues are typically non-recurring and immaterial to Fold’s business.

Sales returns and allowances

All revenue is recognized net of sales returns and allowances, when applicable, which arise from time to time for various reasons. Returns and allowances have been primarily related to merchant offers and have been historically immaterial.

Deferred revenue

Deferred revenue

Deferred revenues relate to (1) amounts received from customers who prepay for annual Fold+ subscriptions, and (2) the unearned portion of a bonus paid to us by Visa under our Amended Visa Agreement (“Visa Bonus”). The Visa Bonus is recognized ratably in accordance with transaction volume in accordance with the terms of our Amended Visa Agreement noted above. We have determined that these arrangements do not contain a significant financing component, and therefore the transaction price is not adjusted for any element of financing. For more detail on deferred revenue, refer to Note 4.

Share-based compensation expense

Share-based compensation expense

As a public company, the fair value of our Common Stock is determined on the grant date using the closing price of our Common Stock, which is traded on the Nasdaq Capital Market. Prior to the Merger, Fold Predecessor’s Common Stock was valued using a guideline public company market approach method. This method leverages an analysis of publicly traded peers to develop relevant market multiples and ratios applied to the Company’s historical and expected cash flows.

Share-based compensation expense relates to restricted stock awards (“RSAs”) and restricted stock units (“RSUs”) granted or outstanding during the period. Our RSAs and RSUs are measured at fair value on the date of grant and recognized as expense in compensation and benefits in the accompanying statements of operations over the requisite service period once all vesting conditions are satisfied. Expense is recognized on a straight-line basis for awards that vest based solely on a service condition. The Merger with FTAC Emerald on February 14, 2025 satisfied the performance condition for certain RSUs. The Company has elected to account for forfeitures as they occur, with previously recognized share-based compensation expense reversed for unvested shares in the period of forfeiture. Refer to Note 11 for additional information about share-based compensation.

Marketing expense

Marketing expense

In addition to expense related to the Fold Rewards Program, the Company incurs marketing expenses for advertising, events and sponsorships, and promotional materials. These amounts are expensed as incurred and were $1.2 million and $0.3 million for the years ended December 31, 2025 and 2024, respectively.

Other selling, general and administrative expense

Other selling, general and administrative expense

Other selling, general and administrative expenses consist primarily of costs associated with contract labor, computer and internet, insurance, customer support costs, dues and subscriptions, and travel.

Income taxes

Income taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts and income tax bases of assets and liabilities and the expected benefits of utilizing net operating loss and tax credit carryforwards. The deferred tax assets and liabilities are calculated using enacted tax rates in effect for each taxing jurisdiction in which the Company operates for the year in which those temporary differences are expected to be recovered or settled. Net deferred tax assets are then reduced by a valuation allowance if the Company believes it more likely than not that such net deferred tax assets will not be realized. We consider all relevant factors when assessing the likelihood of future realization of our deferred tax assets, including our recent earnings experience by jurisdiction, expectations of future taxable income, and the carryforward periods available to us for tax reporting purposes, as well as assessing available tax planning strategies. The effect on deferred tax assets and liabilities of an enacted change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. Due to inherent complexities arising from the nature of our businesses, future changes in income tax law, or variances between our actual and anticipated operating results, we make certain judgments and estimates. Therefore, actual income taxes could materially vary from these estimates.

When the tax law requires interest to be paid on an underpayment of income taxes, the Company recognizes interest expense from the first period the interest would begin accruing according to the relevant tax law. Interest and penalties related to unrecognized tax benefits are recognized within provision for income taxes. We recognize in our financial statements the impact of a tax position, if that position is more likely than not to be sustained upon an examination, based on the technical merits of the position.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In July 2025, the FASB issued Accounting Standards Update 2025-05, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”). ASU 2025-05 provides the option to elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets. ASU 2025-05 is effective for the Company for fiscal years beginning after December 15, 2025 and interim periods within those fiscal years. The Company adopted ASU 2025-05 effective January 1, 2026. The adoption did not have a material impact on the Company’s condensed financial statements.

Recently adopted accounting pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09). ASU 2023-09 requires changes to the annual effective tax rate reconciliation and requires additional disclosure of income taxes paid disaggregated by jurisdiction. We adopted ASU 2023-09 effective January 1, 2025 and have applied the new requirements on a prospective basis, which resulted in additional disclosures to our income tax footnote, including the presentation of certain reconciling items and disaggregated income taxes paid information. Income tax disclosures for the year ended December 31, 2024 continue to be presented in accordance with the legacy disclosure requirements of ASC 740 and are not comparable to the disclosures for the year ended December 31, 2025.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Topic 220), which requires entities to include more detailed information about the types of expenses, including purchases of inventory, employee compensation, depreciation, and amortization, in commonly presented expense captions such as cost of sales, research and development, and selling, general and administrative expenses. In January 2025, the FASB issued ASU 2025-01 “Income Statement Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date” (“ASU 2025-01”) which clarifies the effective date of Accounting Standards Update 2024-03 “Income Statement Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”) to stipulate that ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 will be effective for the Company beginning January 1, 2027 for the Company’s annual financial statements on Form 10-K and January 1, 2028 for the Company’s quarterly financial statements on Form 10-Q. The Company is currently evaluating the impact of this standard on its financial statement presentation and disclosures, but it is not expected to have a significant impact on the Company’s financial statements.

In September 2025, the FASB issued Accounting Standards Update 2025-06, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software” (“ASU 2025-06”). ASU 2025-06 clarifies and modernizes the accounting for costs related to internal-use software. The amendments in ASU 2025-06 remove all references to project stages throughout Subtopic 350-40 and clarify the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for the Company for fiscal years beginning after December 15, 2027 and interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of ASU 2025-06 on its financial statements.

We do not believe that any other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on our financial statements.

Recently issued accounting pronouncements not yet adopted

In March 2024, the SEC adopted new rules that will require registrants to provide certain climate-related information in their registration statements and annual reports. The rules require information about a registrant’s climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The required information about climate-related risks will also include disclosure of a registrant’s greenhouse gas emissions. In addition, the rules will require registrants to present certain climate-related financial metrics in their audited financial statements. The disclosure requirements of the new rules were to begin phasing in for annual periods beginning in fiscal year 2025. In April 2024, the SEC stayed the effectiveness of the new rules and in March 2025 the SEC voted to end its defense of the climate disclosure rules. We continue to monitor the status of the new rules and evaluate the potential impact of the climate disclosure rules.

In November 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Topic 220), which requires entities to include more detailed information about the types of expenses, including purchases of inventory, employee compensation, depreciation, and amortization, in commonly presented expense captions such as cost of sales, research and development, and selling, general and administrative expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of this standard on its financial statement presentation and disclosures.

In January 2025, the FASB issued ASU 2025-01 “Income Statement Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date” (“ASU 2025-01”) which clarifies the effective date of Accounting Standards Update 2024-03 “Income Statement Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”) to stipulate that ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 will be effective for the Company beginning January 1, 2027 for the Company’s annual financial statements on Form 10-K and January 1, 2028 for the Company’s quarterly financial statements on Form 10-Q and is not expected to have a significant impact on the Company’s financial statements.

In July 2025, the FASB issued Accounting Standards Update 2025-05, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”). ASU 2025-05 provides the option to elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets. ASU 2025-05 is effective for the Company for fiscal years beginning after December 15, 2025 and interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of ASU 2025-05 on its financial statements.

In September 2025, the FASB issued Accounting Standards Update 2025-06, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software” (“ASU 2025-06”). ASU 2025-06 clarified and modernizes the accounting for costs related to internal-use software. The amendments in ASU 2025-06 remove all references to project stages throughout Subtopic 350-40 and clarify the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for the Company for fiscal years beginning after December 15, 2027 and interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of ASU 2025-06 on its financial statements.

We do not believe that any other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on our financial statements.

Fold Credit Card Program

Fold Credit Card Program

In partnership with a credit card issuing bank (the “Issuing Bank”), the Company offers the Fold Credit Card to cardholders. Credit card receivables represent amounts due from cardholders for purchases, fees, and other charges incurred through the use of the Fold Credit Card. Pursuant to the program agreements, the Company is obligated to purchase all receivables arising under the program, and accordingly, bears the risk of loss associated with cardholder nonpayment following purchase of the receivables. This commitment has been evaluated in accordance with ASC 860 and Fold has determined they are the owner of all purchased receivables from the Issuing Bank. The Company has an ongoing commitment to fund future receivable purchases as cardholder activity occurs. The amount of future receivable purchases will fluctuate based on cardholder spending volumes, credit utilization, and repayment behavior. As the owner of the receivables, the Company records credit card receivables, net of an allowance for expected credit losses in credit card receivables, net on the condensed balance sheets.

The allowance for expected credit losses is estimated in accordance with ASC 326 and reflects management’s estimate of lifetime expected losses based on historical loss experience, delinquency, market trends, charge off trends by FICO cohort and aging trends, and other relevant portfolio-level factors. The Company uses a roll-rate methodology, which applies historical delinquency migration and loss patterns to the outstanding receivable balance, to estimate expected losses. The provision for expected credit losses related to credit card receivables is recorded within other selling, general and administrative expenses in the condensed statement of operations and is nominal for both the three and six months ended June 30, 2026.

Debt and related instruments

Debt and related instruments

In February 2026, the Company extinguished all previously outstanding convertible notes and separately entered into the February 2026 Investor Note (as defined below). The Company accounts for the February 2026 Investor Note at amortized cost using the effective interest method.

The Company evaluates its debt instruments for embedded features requiring bifurcation in accordance with ASC 815. Embedded features that are not clearly and closely related to the debt host, are not remeasured at fair value under otherwise applicable GAAP, and that would qualify as derivatives on a standalone basis, are bifurcated and recorded as derivative liabilities at fair value, with subsequent changes in fair value recognized in earnings. The bifurcated derivative liability is remeasured at each reporting date, with changes in fair value recognized in the condensed statements of operations. Refer to Note 9 for further information.